Derivative financial instruments (Tables)	12 Months Ended
Sep. 30, 2024
Derivative financial instruments
Summary of carrying values of derivative instruments

The carrying values of derivative instruments are set out in the tables below.

					Total derivatives
Consolidated	Trading		Hedging		carrying value
$m	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
2024

Interest rate contracts
Swap agreements	47,697	(49,742)	5,619	(5,969)	53,316	(55,711)
Options	235	(186)	-	-	235	(186)
Total interest rate contracts	47,932	(49,928)	5,619	(5,969)	53,551	(55,897)
FX contracts
Spot and forward contracts	10,887	(11,643)	20	(171)	10,907	(11,814)
Cross currency swap agreements	9,330	(14,783)	183	(373)	9,513	(15,156)
Options	152	(135)	-	-	152	(135)
Total FX contracts	20,369	(26,561)	203	(544)	20,572	(27,105)
Credit default swaps
Credit protection bought	-	(276)	-	-	-	(276)
Credit protection sold	225	-	-	-	225	-
Total credit default swaps	225	(276)	-	-	225	(276)
Commodity contracts	235	(85)	-	-	235	(85)
Total of gross derivatives	68,761	(76,850)	5,822	(6,513)	74,583	(83,363)
Impact of netting arrangements	(45,045)	46,533	(5,429)	5,856	(50,474)	52,389
Total of net derivatives	23,716	(30,317)	393	(657)	24,109	(30,974)

2023

Interest rate contracts
Swap agreements	65,324	(68,945)	5,689	(10,730)	71,013	(79,675)
Options	301	(317)	-	-	301	(317)
Total interest rate contracts	65,625	(69,262)	5,689	(10,730)	71,314	(79,992)
FX contracts
Spot and forward contracts	9,406	(8,219)	-	(74)	9,406	(8,293)
Cross currency swap agreements	7,650	(8,973)	394	(596)	8,044	(9,569)
Options	110	(132)	-	-	110	(132)
Total FX contracts	17,166	(17,324)	394	(670)	17,560	(17,994)
Credit default swaps
Credit protection bought	-	(127)	-	-	-	(127)
Credit protection sold	105	-	-	-	105	-
Total credit default swaps	105	(127)	-	-	105	(127)
Commodity contracts	116	(266)	-	-	116	(266)
Total of gross derivatives	83,012	(86,979)	6,083	(11,400)	89,095	(98,379)
Impact of netting arrangements	(62,259)	63,111	(5,493)	10,621	(67,752)	73,732
Total of net derivatives	20,753	(23,868)	590	(779)	21,343	(24,647)

Note 20. Derivative financial instruments (Continued)

					Total derivatives
Parent Entity	Trading		Hedging		carrying value
$m	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
2024

Interest rate contracts
Swap agreements	47,973	(50,141)	5,186	(5,495)	53,159	(55,636)
Options	235	(186)	-	-	235	(186)
Total interest rate contracts	48,208	(50,327)	5,186	(5,495)	53,394	(55,822)
FX contracts
Spot and forward contracts	10,887	(11,665)	20	(149)	10,907	(11,814)
Cross currency swap agreements	9,411	(14,917)	52	(135)	9,463	(15,052)
Options	152	(135)	-	-	152	(135)
Total FX contracts	20,450	(26,717)	72	(284)	20,522	(27,001)
Credit default swaps
Credit protection bought	-	(276)	-	-	-	(276)
Credit protection sold	225	-	-	-	225	-
Total credit default swaps	225	(276)	-	-	225	(276)
Commodity contracts	235	(85)	-	-	235	(85)
Total of gross derivatives	69,118	(77,405)	5,258	(5,779)	74,376	(83,184)
Impact of netting arrangements	(45,323)	46,938	(5,151)	5,451	(50,474)	52,389
Total of net derivatives	23,795	(30,467)	107	(328)	23,902	(30,795)

2023

Interest rate contracts
Swap agreements	66,248	(69,227)	4,616	(10,412)	70,864	(79,639)
Options	301	(317)	-	-	301	(317)
Total interest rate contracts	66,549	(69,544)	4,616	(10,412)	71,165	(79,956)
FX contracts
Spot and forward contracts	9,406	(8,230)	-	(63)	9,406	(8,293)
Cross currency swap agreements	7,824	(9,369)	64	(163)	7,888	(9,532)
Options	110	(132)	-	-	110	(132)
Total FX contracts	17,340	(17,731)	64	(226)	17,404	(17,957)
Credit default swaps
Credit protection bought	-	(127)	-	-	-	(127)
Credit protection sold	105	-	-	-	105	-
Total credit default swaps	105	(127)	-	-	105	(127)
Commodity contracts	116	(266)	-	-	116	(266)
Total of gross derivatives	84,110	(87,668)	4,680	(10,638)	88,790	(98,306)
Impact of netting arrangements	(63,187)	63,415	(4,565)	10,317	(67,752)	73,732
Total of net derivatives	20,923	(24,253)	115	(321)	21,038	(24,574)

Schedule of carrying values, and maturity analysis of notional amounts of hedging instruments

The following tables show the carrying value of hedging instruments and a maturity analysis of the notional amounts of the hedging instruments in one-to-one hedge relationships categorised by the types of hedge relationships and the hedged risk.

			Notional amounts
Consolidated			Within 1	Over 1 year	Over 5		Carrying value
$m	Hedging instrument	Hedged risk	year	to 5 years	years	Total	Assets	Liabilities
2024

One-to-one hedge relationships
Fair value hedges	Interest rate swap	Interest rate risk	21,400	82,571	55,004	158,975	3,611	(4,858)
	Cross currency swap	Interest rate risk	1,098	13,188	981	15,267	(22)	(281)
Cash flow hedges	Cross currency swap	FX risk	1,098	13,188	981	15,267	205	(92)
	Foreign exchange forwards and swaps	FX risk	3,663	-	-	3,663	2	(144)
Net investment hedges	Forward contracts	FX risk	3,631	-	-	3,631	18	(27)
Total one-to-one hedge relationships			30,890	108,947	56,966	196,803	3,814	(5,402)
Macro hedge relationships
Portfolio fair value hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	16,317	35	(204)
Macro cash flow hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	422,943	1,973	(907)
Total macro hedge relationships			n/a	n/a	n/a	439,260	2,008	(1,111)
Total of gross hedging derivatives			n/a	n/a	n/a	636,063	5,822	(6,513)
Impact of netting arrangements			n/a	n/a	n/a	n/a	(5,429)	5,856
Total of net hedging derivatives			n/a	n/a	n/a	n/a	393	(657)

2023

One-to-one hedge relationships
Fair value hedges	Interest rate swap	Interest rate risk	16,179	80,537	40,307	137,023	3,072	(8,979)
	Cross currency swap	Interest rate risk	3,696	10,840	1,102	15,638	(274)	(806)
Cash flow hedges	Cross currency swap	FX risk	3,696	10,840	1,102	15,638	668	210
	Foreign exchange forwards and swaps	FX risk	n/a	n/a	n/a	n/a	n/a	n/a
Net investment hedges	Forward contracts	FX risk	3,486	-	-	3,486	-	(74)
Total one-to-one hedge relationships			27,057	102,217	42,511	171,785	3,466	(9,649)
Macro hedge relationships
Portfolio fair value hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	21,524	217	(20)
Macro cash flow hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	287,510	2,400	(1,731)
Total macro hedge relationships			n/a	n/a	n/a	309,034	2,617	(1,751)
Total of gross hedging derivatives			n/a	n/a	n/a	480,819	6,083	(11,400)
Impact of netting arrangements			n/a	n/a	n/a	n/a	(5,493)	10,621
Total of net hedging derivatives			n/a	n/a	n/a	n/a	590	(779)

Note 20. Derivative financial instruments (Continued)

			Notional amounts
Parent Entity			Within 1	Over 1 year	Over 5		Carrying value
$m	Hedging instrument	Hedged risk	year	to 5 years	years	Total	Assets	Liabilities
2024

One-to-one hedge relationships
Fair value hedges	Interest rate swap	Interest rate risk	20,962	77,739	54,797	153,498	3,457	(4,789)
	Cross currency swap	Interest rate risk	377	1,002	659	2,038	(23)	(23)
Cash flow hedges	Cross currency swap	FX risk	377	1,002	659	2,038	75	(112)
	Foreign exchange forwards and swaps	FX risk	3,663	-	-	3,663	2	(144)
Net investment hedges	Forward contracts	FX risk	2,636	-	-	2,636	18	(5)
Total one-to-one hedge relationships			28,015	79,743	56,115	163,873	3,529	(5,073)
Macro hedge relationships
Portfolio fair value hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	1,797	32	-
Macro cash flow hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	398,519	1,697	(706)
Total macro hedge relationships			n/a	n/a	n/a	400,316	1,729	(706)
Total of gross hedging derivatives			n/a	n/a	n/a	564,189	5,258	(5,779)
Impact of netting arrangements			n/a	n/a	n/a	n/a	(5,151)	5,451
Total of net hedging derivatives			n/a	n/a	n/a	n/a	107	(328)

2023

One-to-one hedge relationships
Fair value hedges	Interest rate swap	Interest rate risk	15,636	79,627	38,674	133,937	2,933	(8,966)
	Cross currency swap	Interest rate risk	95	1,340	674	2,109	(32)	(104)
Cash flow hedges	Cross currency swap	FX risk	95	1,340	674	2,109	96	(59)
	Foreign exchange forwards and swaps	FX risk	n/a	n/a	n/a	n/a	n/a	n/a
Net investment hedges	Forward contracts	FX risk	2,585	-	-	2,585	-	(63)
Total one-to-one hedge relationships			18,411	82,307	40,022	140,740	2,997	(9,192)
Macro hedge relationships
Portfolio fair value hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	2,632	84	-
Macro cash flow hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	263,188	1,599	(1,446)
Total macro hedge relationships			n/a	n/a	n/a	265,820	1,683	(1,446)
Total of gross hedging derivatives			n/a	n/a	n/a	406,560	4,680	(10,638)
Impact of netting arrangements			n/a	n/a	n/a	n/a	(4,565)	10,317
Total of net hedging derivatives			n/a	n/a	n/a	n/a	115	(321)

Schedule of weighted average FX rate related to significant hedging instruments in one-to-one hedge relationships

The following tables show the weighted average FX rate related to significant hedging instruments in one-to-one hedge relationships.

				Weighted average rate
	Hedging instrument	Hedged risk	Currency pair	2024	2023
Consolidated

Cash flow hedges	Cross currency swap	FX risk	EUR:NZD	0.5963	0.5943
			USD:NZD	0.6252	0.6716
	Foreign exchange swap	FX risk	USD:AUD	0.6676	n/a
Net investment hedges	Forward contracts	FX risk	NZD:AUD	1.0984	1.0857
			USD:AUD	0.6745	0.6839
Parent Entity

Cash flow hedges	Cross currency swap	FX risk	EUR:AUD	0.6650	0.6650
			JPY:AUD	79.6448	79.6448
			CNH:AUD	4.7334	4.7275
			HKD:AUD	5.6124	5.6124
	Foreign exchange swap	FX risk	USD:AUD	0.6676	n/a
Net investment hedges	Forward contracts	FX risk	NZD:AUD	1.0905	1.0842
			USD:AUD	0.6745	0.6839

Schedule of impact of hedge accounting on the balance sheet and reserves

The following tables show the carrying amount of hedged items in a fair value hedge relationship and the component of the carrying amount related to accumulated fair value hedge accounting adjustments (FVHA).

	2024		2023
	Carrying amount of		Carrying amount of
$m	hedged item	FVHA	hedged item	FVHA
Consolidated

Interest rate risk
Investment securities[a]	65,585	(165)	40,402	(3,257)
Loans	16,638	77	21,223	(301)
Debt issues and loan capital	(102,039)	3,749	(100,176)	9,801
Parent Entity

Interest rate risk
Investment securities[a]	61,775	(294)	37,995	(3,170)
Loans	2,019	(22)	2,510	(122)
Debt issues and loan capital	(87,495)	3,532	(86,575)	8,866

a.

The carrying amount of investment securities at fair value through other comprehensive income does not include a fair value hedge adjustment as the hedged asset is measured at fair value. The fair value hedge accounting adjustment results in a transfer from other comprehensive income to the income statement.

Schedule of pre-tax impact of cash flow and net investment hedges on reserves

The pre-tax impact of cash flow and net investment hedges on reserves is detailed below:

	2024			2023
	Interest	FX		Interest	FX
$m	rate risk	risk	Total	rate risk	risk	Total
Consolidated
Cash flow hedge reserve
Balance as at beginning of year	249	(47)	202	1,147	(1)	1,146
Net gains/(losses) from changes in fair value	878	(377)	501	(311)	(324)	(635)
Transferred to interest income	(149)	226	77	(587)	278	(309)
Balance as at end of year	978	(198)	780	249	(47)	202
Parent Entity
Cash flow hedge reserve
Balance as at beginning of year	(288)	(1)	(289)	629	1	630
Net gains/(losses) from changes in fair value	1,049	(176)	873	(535)	(35)	(570)
Transferred to interest income	91	41	132	(382)	33	(349)
Balance as at end of year	852	(136)	716	(288)	(1)	(289)

Schedule of information regarding determination of hedge effectiveness

The following tables provide information regarding the determination of hedge effectiveness:

			Change in fair
			value of	Change in
			hedging	value of the		Hedge
			instrument	hedged item	Hedge	ineffectiveness
			used for	used for	ineffectiveness	recognised
			calculating	calculating	recognised in	in non-
$m	Hedging instrument	Hedged risk	ineffectiveness	ineffectiveness	interest income	interest income
Consolidated

2024

Fair value hedges	Interest rate swap	Interest rate risk	1,845	(1,817)	28	n/a
	Cross currency swap	Interest rate risk	761	(765)	(4)	n/a
Cash flow hedges	Interest rate swap	Interest rate risk	698	(714)	(16)	n/a
	Cross currency swap	FX risk	(25)	25	-	n/a
	Foreign exchange forwards and swaps	FX risk	(126)	126	-	n/a
Net investment hedges	Forward contracts	FX risk	28	(28)	n/a	-
Total			3,181	(3,173)	8	-

2023

Fair value hedges	Interest rate swap	Interest rate risk	(2,355)	2,397	42	n/a
	Cross currency swap	Interest rate risk	(12)	15	3	n/a
Cash flow hedges	Interest rate swap	Interest rate risk	(849)	898	49	n/a
	Cross currency swap	FX risk	(46)	46	-	n/a
	Foreign exchange forwards and swaps	FX risk	n/a	n/a	n/a	n/a
Net investment hedges	Forward contracts	FX risk	(155)	155	n/a	-
Total			(3,417)	3,511	94	-
Parent Entity

2024

Fair value hedges	Interest rate swap	Interest rate risk	2,295	(2,274)	21	n/a
	Cross currency swap	Interest rate risk	84	(84)	-	n/a
Cash flow hedges	Interest rate swap	Interest rate risk	1,121	(1,126)	(5)	n/a
	Cross currency swap	FX risk	(9)	9	-	n/a
	Foreign exchange forwards and swaps	FX risk	(126)	126	-	n/a
Net investment hedges	Forward contracts	FX risk	31	(31)	n/a	-
Total			3,396	(3,380)	16	-

2023

Fair value hedges	Interest rate swap	Interest rate risk	(2,226)	2,260	34	n/a
	Cross currency swap	Interest rate risk	(17)	18	1	n/a
Cash flow hedges	Interest rate swap	Interest rate risk	(858)	917	59	n/a
	Cross currency swap	FX risk	(2)	2	-	n/a
	Foreign exchange forwards and swaps	FX risk	n/a	n/a	n/a	n/a
Net investment hedges	Forward contracts	FX risk	(97)	97	n/a	-
Total			(3,200)	3,294	94	-